STOCK OPTIONS AND STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9.	STOCK OPTIONS AND STOCK BASED COMPENSATION

The Company has a stock-based compensation plan available to grant incentive stock options, non-qualified stock options and restricted stock to employees and non-employee members of the Board of Directors and advisors.

The Company’s 1999 Stock Option/Stock Issuance Plan (the “1999 Plan”) was succeeded by the 2010 Stock Incentive Plan (the “2010 Plan”).  As of April 30, 2013, options to purchase 996,183 shares of common stock were outstanding, and no further grants can be made under the 1999 Plan.

The 2010 Plan was approved by the board of directors on May 26, 2010 and became effective on August 13, 2010, upon approval by shareholders.  A maximum of 3,000,000 shares of Crossroads common stock may be awarded, plus the automatic increase as detailed below. The total number of shares that will be reserved, and that may be issued, under the 2010 Plan will automatically increase on the first trading day of each calendar year, by a number of shares equal to four percent (4%) of the total outstanding shares on the last day of the prior calendar year, subject to a maximum annual increase of 250,000.  As of April 30, 2013, options to purchase 1,323,907 shares of common stock were granted from the 2010 Plan, of which 1,078,910 were outstanding. During the six months ended April 30, 2012 and 2013, common stock share grants of 83,959 and 107,686, respectively, were granted from the 2010 Plan.

As of April 30, 2013, options to purchase an aggregate of 2,075,093 shares of common stock were outstanding under the 1999 Plan and the 2010 Plan, of which 1,638,441 were vested. Under the 2010 Plan, 1,901,289 shares of common stock were available for future grants as of April 30, 2013.  The shares of common stock reserved for future grant are reduced by 39,288 options previously exercised under the 2010 Plan, and 230,514 shares of common stock granted under the plan.  The exercise price, term and other conditions applicable to each stock option granted under the 2010 Plan are determined by the Compensation Committee of the Board of Directors. The exercise price of stock options is set on the grant date and may not be less than the fair market value per share of the Company’s common stock on that date (as measured by the closing price of the Company’s common stock on the Nasdaq Capital Market on such date). The 2010 Plan options generally become exercisable over a four year period (vesting 25% after one year, the remaining 75% vesting quarterly thereafter) and expire after ten years.  Stock option exercises are fulfilled with newly-issued shares of common stock.

The Company realized share-based compensation expense for all awards issued under the Company’s stock plans in the following line items in the consolidated statements of operations:

	Six months ended April 30,
	2012	2013

Cost of revenue	$12	$14
Sales and marketing	233	144
Research and development	264	167
General and administrative	237	232
Total stock-based compensation	$746	$557

During the fourth quarter of the fiscal year ended October 31, 2011, management elected to receive 67% of the management bonus for the fiscal year ended October 31, 2011 with shares of the Company’s stock. Accordingly, 83,959 shares of common stock were granted in January 2012 valued at approximately $433,000. During the year ended October 31, 2012 share based compensation expense of approximately $465,000 was accrued for 67% of the total estimated management bonus for the fiscal year ended October 31, 2012. Accordingly, 146,555 shares of common stock were granted in December 2012 to satisfy this liability.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility is based on historical volatility of the Company’s stock. The expected term represents an estimate of the time options are expected to remain outstanding. The Company’s options that are exercised are restricted for one year from the date of exercise, therefore it does not believe the actual history of shares exercised is an accurate method of calculating expected term and uses the simplified method to derive an expected term. The risk-free rate for periods within the contractual life of the option is based on the U.S. treasury yield curve in effect at the time of grant. The variables used in the Black-Scholes calculation are listed below for the respective periods:

	Six months ended April 30,
	2012	2013

Expected dividend yield	0%	0%
Expected volatility	69 - 71%	71 - 74%
Risk-free interest rate	0.8 - 1.0%	0.7 - 0.9%
Expected term (years)	6.1	6.5

The following table summarizes information about stock option activity for the six months ended April 30, 2013 (unaudited):
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($M)

Outstanding at October 31, 2012	2,131,244	$3.80	6.20	$1.4
Granted	107,686	$2.61
Forfeited	(144,266)	$4.54
Exercised	(19,571)	$1.36
Outstanding and expected to vest at April 30, 2013	2,075,093	$3.71	5.60	$0.6

Exercisable at April 30, 2013	1,638,441	$3.72	4.88	$0.5

The weighted average fair value per option granted during the six months ended April 30, 2012 and 2013 was $3.56 and $1.65 respectively. The total intrinsic value of options (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) exercised during the six months ended April 30, 2012 and 2013 was $172,379 and $15,200 respectively. During the six months ended April 30, 2012 and 2013, the amount of cash received from the exercise of stock options was $112,986 and $26,639, respectively.

The Company granted 13,000 options to non-employees during the six months ended April 30, 2012 with a fair value of which was approximately $37,000, and granted 60,000 options to non-employees during the six months ended April 30, 2013, the fair value of which was approximately $95,000.

At April 30, 2013, there was approximately $542,000 of total unrecognized compensation cost related to non-vested stock option awards which is expected to be recognized over a weighted-average period of 1.21 years. There were 162,027 and 206,595 options that became vested during the six months ended April 30, 2012 and 2013, respectively, with the total fair value of these awards of approximately $231,000 and $424,000 respectively.

The following table shows information about outstanding stock options at April 30, 2013:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
Range of	Shares	Remaining	Average		Average
Exercise Prices	Outstanding	Contractual Term	Exercise Price	Shares	Exercise Price
$0.64 - $1.48	126,927	5.92	$0.75	118,127	$0.75
$1.56 - $1.56	430,384	7.21	$1.56	332,983	$1.56
$1.58 - $2.95	234,643	6.80	$2.13	195,395	$2.10
$3.08 - $3.83	218,716	3.49	$3.50	198,781	$3.49
$3.84 - $4.48	214,907	4.95	$4.39	185,447	$4.42
$4.52 - $4.60	99,811	2.46	$4.56	96,373	$4.56
$4.75 - $4.75	262,500	8.47	$4.75	98,437	$4.75
$4.76 - $5.28	208,788	6.79	$4.84	140,405	$4.88
$5.32 - $10.64	278,417	1.67	$7.19	272,493	$7.22

$0.64 - $10.64	2,075,093	5.60	$3.71	1,638,441	$3.72

12. STOCK OPTIONS AND STOCK-BASED COMPENSATION

The Company has a stock-based compensation plan available to grant incentive stock options, non-qualified stock options and restricted stock to employees and non-employee members of the Board of Directors and advisors.

The Company’s 1999 Stock Option/Stock Issuance Plan (the “1999 Plan”) was succeeded by the 2010 Stock Incentive Plan (the “2010 Plan”).  As of October 31, 2012, options to purchase 1,030,314 shares of common stock were outstanding, and no further grants can be made under the 1999 Plan.

The 2010 Plan was approved by the board of directors on May 26, 2010 and became effective on August 13, 2010, upon approval by shareholders.  A maximum of 3,000,000 shares of Crossroads common stock may be awarded, plus the automatic increase as detailed below. The total number of shares that will be reserved, and that may be issued, under the 2010 Plan will automatically increase on the first trading day of each calendar year, by a number of shares equal to four percent (4%) of the total outstanding shares on the last day of the prior calendar year, subject to a maximum annual increase of 250,000.  No further awards may be granted under the plan after ten years from the date of adoption of the plan. The plan will remain in effect until all options granted under the plan have been exercised, forfeited, assumed, substituted, satisfied or expired and all restricted stock awards granted under the plan have vested or been forfeited. As of October 31, 2012, options to purchase 1,216,221 shares of common stock were granted from the 2010 Plan, of which 1,100,930 were outstanding as of October 31, 2012. During the year ended October 31, 2012, common stock share grants of 83,959 were granted from the 2010 Plan.

As of October 31, 2012, options to purchase an aggregate of 2,131,244 shares of common stock were outstanding under the 1999 Plan and the 2010 Plan, of which 1,512,458 were vested. Under the 2010 Plan, 1,780,603 shares of common stock were available for future grants as of October 31, 2012.  The shares of common stock reserved for future grant are reduced by 34,508 options previously exercised under the 2010 Plan, and 83,959 shares of stock granted under the plan.  The exercise price, term and other conditions applicable to each stock option granted under the 2010 Plan are determined by the Compensation Committee of the Board of Directors. The exercise price of stock options is set on the grant date and may not be less than the fair market value per share of the Company’s stock on that date (at market close). The 2010 Plan options generally become exercisable over a four year period (vesting 25% after one year, the remaining 75% vesting quarterly thereafter) and expire after ten years.  Stock option exercises are fulfilled with new shares of common stock.

The Company realized stock-based compensation expense for all awards issued under the Company’s stock plans in the following line items in the consolidated statements of operations:

	Years ended October 31,
	2011	2012

Cost of revenue	$23	$29
Sales and marketing	212	511
Research and development	302	608
General and administrative	340	532
Total stock-based compensation	$877	$1,680

During the fourth quarter of the fiscal year ended October 31, 2011, management made the decision to pay 67% of the management bonus for the fiscal year ended October 31, 2011 with shares of the Company’s stock. Accordingly, 83,959 shares of common stock were granted in January 2012 valued at approximately $433,000. During the year ended October 31, 2012 share based compensation expense of approximately $465,000 was accrued for 67% of the total estimated management bonus for the fiscal year ended October 31, 2012. Accordingly, 146,555 shares of common stock were granted in December 2012 to satisfy this liability.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility is based on historical volatility of the Company’s stock. The expected term represents an estimate of the time options are expected to remain outstanding. The Company’s options that are exercised are restricted for one year from the date of exercise, therefore it does not believe the actual history of shares exercised is an accurate method of calculating the expected term and uses the simplified method to derive an expected term. The risk-free rate for periods within the contractual life of the option is based on the U.S. treasury yield curve in effect at the time of grant. The variables used in the Black-Scholes calculation are listed below for the respective periods:

	Years ended October 31,
	2011	2012

Expected dividend yield	0%	0%
Expected volatility	69 - 70%	69 - 71%
Risk-free interest rate	0.9 - 2.3%	0.7 - 1.0%
Expected term (years)	6.1	6.1

The following table summarizes information about stock option activity for the years ended October 31, 2011 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($M)

Outstanding at October 31, 2010	1,882,798	$3.75	6.60	$3.4
Granted	533,388	$4.74
Forfeited	(142,068)	$5.98
Exercised	(57,645)	$1.64

Outstanding at October 31, 2011	2,216,473	$3.90	6.63	$3.5
Granted	170,154	$4.54
Forfeited	(183,857)	$6.43
Exercised	(71,526)	$2.09

Outstanding and expected to vest at October 31, 2012	2,131,244	$3.80	6.20	$1.4
Exercisable at October 31, 2012	1,512,458	$3.79	5.19	$1.1

The weighted average fair value per option granted during the years ended October 31, 2011 and 2012 was $3.74 and $2.99 respectively. The total intrinsic value of options (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) exercised during the years ended October 31, 2011 and 2012 was $192,000 and $211,000, respectively. During the years ended October 31, 2011 and 2012, the amount of cash received from the exercise of stock options was $94,000 and $150,000, respectively.

The Company did not grant any options to non-employees during the year ended October 31, 2011 and granted 13,000 options to non-employees during the year ended October 31, 2012, the fair value of which was approximately $37,000.

At October 31, 2012, there was approximately $1,026,000 of total unrecognized compensation cost related to non-vested stock option awards which is expected to be recognized over a weighted-average period of 1.44 years. There were 323,033 and 538,513 options that became vested during the years ended October 31, 2011 and 2012, respectively, with the total fair value of these awards of approximately $476,000 and $975,000, respectively.

The following table shows information about outstanding stock options at October 31, 2012:

			Options Outstanding			Options Exercisable
				Weighted
				Average	Weighted		Weighted
Range of			Shares	Remaining	Average		Average
Exercise Prices			Outstanding	Contractual Term	Exercise Price	Shares	Exercise Price
$0.64	-	$1.55	135,801	6.70	$0.74	107,679	$0.75
$1.56	-	$1.75	444,227	7.82	$1.56	302,873	$1.56
$1.76	-	$3.51	222,626	5.10	$2.37	210,696	$2.33
$3.52	-	$4.39	220,762	6.07	$3.71	152,240	$3.60
$4.40	-	$4.59	283,769	3.95	$4.51	268,266	$4.51
$4.60	-	$4.74	264,375	8.92	$4.75	67,500	$4.75
$4.75	-	$5.07	242,946	7.87	$4.86	130,323	$4.90
$5.08	-	$7.47	240,537	3.62	$6.03	196,680	$6.06
$7.48	-	$10.64	76,201	1.12	$10.26	76,201	$10.26

$0.64	-	$10.64	2,131,244	6.20	$3.80	1,512,458	$3.79